Carrying Value of Equity Investment in Rusoro (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Schedule of Equity Method Investments [Line Items]
Opening balance		$ 28.2	[1]
Share of losses recognized	4.9	(51.7)		4.0		(22.7)
Impairment				(6.8)
Other comprehensive income						0.8
Closing balance		254.4	[1]	28.2	[1]
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Opening balance		13.2		20.0
Share of losses recognized		(13.4)	[2]
Impairment				(6.8)
Other comprehensive income		0.2
Closing balance				$ 13.2

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011 Far South East Exploration 40.0 - * * Rusoro Mining Limited Gold mining 26.4 26.4 6.3 13.1 Rand Refinery Limited Refining of gold bullion and by-products 34.9 34.9 * * Timpetra Resources Limited Resource exploration 21.8 21.8 1.0 1.2
[2]	The results of Rusoro for the Gold Fields' fiscal year ended December 31, 2012 are for the twelve months to September 2012 (December 31, 2011: nine months ended September 30, 2011).